Basic and Diluted Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Loss for the year	£ (40,533)	£ (30,682)	£ (21,412)
Basic and diluted weighted average number of shares	52,041	37,882	32,327
Basic and diluted loss per share	£ (0.78)	£ (0.81)	£ (0.66)